Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Plant and machinery	$2,461,719	$2,288,059
Automobiles	147,310	138,029
Office and computer equipment	51,034	26,713
Total property and equipment	2,660,063	2,452,801
Less: Accumulated depreciation	(2,128,596)	(1,046,661)
Property and equipment, net	$531,467	$1,406,140

Depreciation from the Company’s continuing operations were $974,432, $869,073 and $213,095 for the years ended December 31, 2017, 2016, and 2015, respectively. Depreciation from the Company’s discontinued operations were $51,056 and $281,202 for the years ended December 31, 2016 and 2015, respectively.

The Company did not record any impairment on its property and equipment from its continuing and discontinued operations for the years ended December 31, 2017, 2016, and 2015.